Notes Payable - Related Parties (Tables)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2025
Parent Company [Member]
Schedule of Notes Payable- Related Party

Notes payable - related party are summarized in the following table (in thousands):

	As of March 31, 2026	As of December 31, 2025

(a) Notes payable- Frost Gamma Investments Trust	$570	$470
(b) Notes payable- Dr. Jane Hsiao	150	150
Total Notes payable - related party	$720	$620

Notes payable- related party are summarized in the following table (in thousands):

	As of December 31, 2025	As of July 31, 2025

(a) Notes payable- Frost Gamma Investments Trust	$470	$445
(b) Notes payable- Dr. Jane Hsiao	150	150
Total Notes payable - related party	$620	$595

Notes payable- related party are summarized in the following table (in thousands):

	As of July 31, 2025	As of July 31, 2024

(a) Notes payable- Frost Gamma Investments Trust	$445	$350
(b) Notes payable- Dr. Jane Hsiao	150	150
Total Notes payable - related party	$595	$500